Introduction, basis of presentation of the interim condensed consolidated financial statements and other information - Other information (Details) - EUR (€) € in Millions	Jan. 01, 2024	Jan. 01, 2023
Regulatory Framework Related Provisions | Spain
Disclosure of other provisions [line items]
Additional provisions charged to income statement	€ 335	€ 224